ALLOWANCE FOR EXPECTED CREDIT LOSSES (Tables)	6 Months Ended
Jun. 30, 2021
Credit Loss [Abstract]
Schedule Of Balance Sheet Items, Allowance for Credit Loss
The following table presents the impact of the allowance for expected credit losses on the Company's balance sheet line items for the six months ended June 30, 2021.

(in thousands of $)	Trade receivables	Other receivables	Related Party receivables	Investment in sales-type, direct financing leases and leaseback assets	Other long-term assets	Total
Balance at December 31, 2020	33	881	1,973	4,390	1,894	9,171
Reclassification to 'vessels and equipment, net'	—	—	—	(2,030)	—	(2,030)
Change in allowance recorded in 'other financial items'	40	(68)	680	(1,368)	—	(716)
Balance at June 30, 2021	73	813	2,653	992	1,894	6,425